Cat Financial Financing Activities (Details) (Wholesale Receivables, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contractual maturities of wholesale inventory receivables
2015	$ 1,176
2016	456
2017	330
2018	83
2019	22
Thereafter	5
Total Amounts Due	2,072
Guaranteed residual value	98
Unguaranteed residual value	38
Less: Unearned Income	(38)
Total	2,170	1,945	2,152
Wholesale Installment Contracts
Contractual maturities of wholesale inventory receivables
2015	200
2016	109
2017	70
2018	39
2019	15
Thereafter	3
Total Amounts Due	436
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(7)
Total	429
Wholesale Finance Leases
Contractual maturities of wholesale inventory receivables
2015	109
2016	85
2017	58
2018	27
2019	7
Thereafter	2
Total Amounts Due	288
Guaranteed residual value	98
Unguaranteed residual value	38
Less: Unearned Income	(28)
Total	396
Wholesale Notes
Contractual maturities of wholesale inventory receivables
2015	867
2016	262
2017	202
2018	17
2019	0
Thereafter	0
Total Amounts Due	1,348
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(3)
Total	$ 1,345